Structured entities (Tables)	12 Months Ended
Dec. 31, 2020
35. Structured entities
Summary of interests in unconsolidated structured entities

The nature and extent of the Group’s interests in structured entities is summarised below:

Summary of interests in unconsolidated structured entities
	Secured financing	Short-term traded interests	Traded derivatives	Other interests	Total
	£m	£m	£m	£m	£m
As at 31 December 2020
Assets
Trading portfolio assets	-	11,361	-	-	11,361
Financial assets at fair value through the income statement	56,265	-	-	2,864	59,129
Derivative financial instruments	-	-	2,968	-	2,968
Financial assets at fair value through other comprehensive income	-	-	-	153	153
Loans and advances at amortised cost	-	-	-	20,946	20,946
Reverse repurchase agreements and other similar secured lending	10	-	-	-	10
Other assets	-	-	-	16	16
Total assets	56,275	11,361	2,968	23,979	94,583
Liabilities
Derivative financial instruments	-	-	7,075	-	7,075

As at 31 December 2019
Assets
Trading portfolio assets	-	9,585	-	76	9,661
Financial assets at fair value through the income statement	32,859	-	-	2,659	35,518
Derivative financial instruments	-	-	2,369	-	2,369
Financial assets at fair value through other comprehensive income	-	-	-	391	391
Loans and advances at amortised cost	-	-	-	19,061	19,061
Reverse repurchase agreements and other similar secured lending	77	-	-	-	77
Other assets	-	-	-	28	28
Total assets	32,936	9,585	2,369	22,215	67,105
Liabilities
Derivative financial instruments	-	-	3,171	2,437	5,608

Other interests in unconsolidated structured entities

The Group’s interests in structured entities not held for the purposes of short-term trading activities are set out below, summarised by the purpose of the entities and limited to significant categories, based on maximum exposure to loss.

Nature of interest
	Multi-seller conduit programmes	Lending	Other	Total
	£m	£m	£m	£m
As at 31 December 2020
Trading portfolio assets	-	-	-	-
Financial assets at fair value through the income statement	-	98	2,766	2,864
Financial assets at fair value through other comprehensive income	-	106	47	153
Loans and advances at amortised cost	5,146	12,721	3,079	20,946
Other assets	8	3	5	16
Total on-balance sheet exposures	5,154	12,928	5,897	23,979
Total off-balance sheet notional amounts	11,750	7,555	-	19,305
Maximum exposure to loss	16,904	20,483	5,897	43,284
Total assets of the entity	87,004	159,804	36,083	282,891

As at 31 December 2019
Trading portfolio assets	-	-	76	76
Financial assets at fair value through the income statement	-	159	2,500	2,659
Financial assets at fair value through other comprehensive income	-	-	391	391
Loans and advances at amortised cost	5,930	8,132	4,999	19,061
Other assets	17	4	7	28
Total on-balance sheet exposures	5,947	8,295	7,973	22,215
Total off-balance sheet notional amounts	8,649	3,751	1,621	14,021
Maximum exposure to loss	14,596	12,046	9,594	36,236
Total assets of the entity	78,716	145,181	34,099	257,996